Segment Data (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Summary of Segment Data

	2019	2018	2017
Net sales: (1)
Automotive	$10,993,902	$10,533,021	$8,591,430
Industrial	6,528,332	6,298,584	5,805,012
Total net sales	$17,522,234	$16,831,605	$14,396,442
Segment profit:
Automotive	$831,951	$856,014	$722,493
Industrial	521,830	487,360	440,454
Total segment profit	$1,353,781	$1,343,374	$1,162,947
Interest expense, net	(91,405)	(93,281)	(38,586)
Corporate expense	(140,815)	(137,036)	(110,679)
Intangible asset amortization	(92,206)	(83,489)	(46,385)
Other unallocated costs	(170,072)	(34,930)	(36,650)
Income before income taxes from continuing operations	$859,283	$994,638	$930,647

The following table presents a summary of the other unallocated costs:
	2019	2018	2017
Other unallocated amounts:
Restructuring costs	$(100,023)	$—	$—
Special termination costs	(42,757)	—	—
Realized currency and other divestiture losses	(34,701)	—	—
Gain on equity investment	38,663	—	—
Transaction and other costs	(31,254)	(34,930)	(36,650)
Total other unallocated amounts	$(170,072)	$(34,930)	$(36,650)

	2019	2018	2017
Assets:
Automotive	$7,376,408	$6,248,117	$6,146,919
Industrial	1,993,457	1,792,662	1,648,761
Corporate	527,126	297,282	256,744
Goodwill and other intangible assets	3,785,616	3,374,718	3,383,164
Discontinued operations	963,022	970,261	976,793
Total assets	$14,645,629	$12,683,040	$12,412,381

	2019	2018	2017
Depreciation and amortization:
Automotive	$122,905	$105,238	$71,405
Industrial	17,577	14,518	13,446
Corporate	24,575	24,339	21,936
Intangible asset amortization	92,206	83,489	46,021
Total depreciation and amortization	$257,263	$227,584	$152,808
Capital expenditures:
Automotive	$227,420	$198,910	$118,181
Industrial	39,003	21,783	28,566
Corporate	11,450	5,813	1,979
Total capital expenditures	$277,873	$226,506	$148,726
Net sales:
United States	$12,226,381	$12,083,120	$11,392,499
Europe	2,223,498	1,860,912	256,364
Canada	1,614,659	1,565,393	1,467,182
Australasia	1,369,361	1,193,148	1,162,122
Mexico	88,335	129,032	118,275
Total net sales	$17,522,234	$16,831,605	$14,396,442
Net property, plant and equipment:
United States	$763,746	$693,683	$614,473
Europe	153,357	110,184	96,857
Canada	103,320	91,195	90,700
Australasia	147,457	95,578	95,299
Mexico	5,808	4,014	6,303
Total net property, plant and equipment	$1,173,688	$994,654	$903,632

(1)The net effect of discounts, incentives, and freight billed to customers has been allocated to their respective segments for the current and prior periods. Previously, the net effect of such items were captured and presented separately in a line item entitled “Other.”

Revenue from External Customers by Geographic Areas
The following table presents disaggregated geographical net sales from contracts with customers by reportable segment. The Company believes this presentation best depicts how the nature, amount, timing and uncertainty of net sales and cash flows are affected by economic factors:

	2019	2018	2017
North America:
Automotive	$7,613,047	$7,478,961	$7,172,944
Industrial	6,316,328	6,298,584	5,805,012
Total North America	$13,929,375	$13,777,545	$12,977,956
Australasia:
Automotive	$1,157,357	$1,193,148	$1,162,122
Industrial	212,004	—	—
Total Australasia	$1,369,361	$1,193,148	$1,162,122
Europe - Automotive	$2,223,498	$1,860,912	$256,364
Total net sales	$17,522,234	$16,831,605	$14,396,442